FAIR VALUE AND RISK MANAGEMENT - Foreign Exchange Forward Contracts (Details) $ in Thousands, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) contract	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) contract	Dec. 31, 2021 EUR (€) contract
Foreign exchange forward contracts
Fair value losses on financial instruments, net	$ 1,214	$ 1.2	$ 3,402	$ 3.4
Notional amount	2,434,136		2,185,949
Fair value gains (losses), net	1,298,865		273,437
Foreign exchange forward contracts
Foreign exchange forward contracts
Fair value losses on financial instruments, net	$ 2,600		$ (93)
Foreign Exchange Collar contracts [Member]
Foreign exchange forward contracts
Number of contracts outstanding | contract	0				0	0
Fair value gains (losses), net	$ 2,600
Foreign Exchange Collar contracts [Member] | Sell US Dollars And Receive Canadian Dollars [Member]
Foreign exchange forward contracts
Notional amount					$ 60.0
Foreign Exchange Collar contracts [Member] | sell Eurosand Receive Canadian Dollars [Member]
Foreign exchange forward contracts
Notional amount | €						€ 24.0